Pension and OPEB Plans (Schedule Of Estimated Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	$ 176
2024	180
2025	184
2026	186
2027	186
2028-32	925
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2023	45
2024	47
2025	48
2026	48
2027	49
2028-32	$ 242